U.S Global Investors Funds Closing Prices

                  [GRAPHIC: U.S. GLOBAL INVESTORS, INC. LOGO]

                             U.S. GLOBAL INVESTORS

                          U.S. GLOBAL INVESTORS FUNDS

                               CLOSING PRICES FOR

                               FEBRUARY 12, 1997
================================================================================
                FUNDS                        NAV         CHANGE     DIV
-----------------------------------------   ------     ----------   ---

U. S. Gold Shares Fund                       $1.31     up     .03
U. S. All American Equity Fund              $28.39     up     .44
U. S. Global Resources Fund                  $7.18     up     .08
U. S. Treasury Securities Cash Fund          $1.00
U. S. Tax Free Fund                         $11.84     unch
U. S. Income Fund                           $13.81     up     .11
U. S. World Gold Fund                       $18.07     up     .31
U. S. Government Securities Savings Fund     $1.00
U. S. Real Estate Fund                      $13.87     down   .03
United Services Near-Term Tax Free Fund     $10.51     unch
United Services Intermediate Treasury Fund  $10.07     unch
Bonnel Growth Fund                          $17.29     up     .25
MegaTrends Fund                             $12.74     up     .17
China Region Opportunity Fund                $7.56     up     .01
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                           SELECTED MARKET INDICATORS
--------------------------------------------------------------------------------
London Gold                                 337.70     down   1.70
Spot Gold                                   344.90     up     3.60
DJIA                                      6,961.63     up   103.52
S & P 500                                   802.70     up    13.20
GROW (was USVSP)                          Bid 2.312    Offer  2.500
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
U.S. stands for United Services
Past performance is no guarantee of future results.
The NAV will fluctuate so you may have a gain or a loss when you sell shares.
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